Subsequent events (Details) € / shares in Units, € in Thousands		6 Months Ended
	Jul. 01, 2022 € / shares	Jun. 30, 2022 EUR (€) USD ($)	Jun. 08, 2022 EUR (€) USD ($) € / shares
Disclosure of detailed information about business combination [line items]
Shares transferred | $		810,242
Net amount of discharging contractual obligations			€ 660
Closing date share price | € / shares	€ 13.64
Percent of first milestone payment		50.00%
Cash acquired		€ 308
Transactions costs related to acquisition		€ 400
Average share price | € / shares			€ 16.44
Milestones
Disclosure of detailed information about business combination [line items]
Percent of first milestone payment		50.00%
Minimum
Disclosure of detailed information about business combination [line items]
Cash payments		€ 250
Minimum | Milestones
Disclosure of detailed information about business combination [line items]
Shares transferred | $		194.647
Percent of second milestone payment		10.00%
Maximum
Disclosure of detailed information about business combination [line items]
Cash payments		€ 660
Maximum | Milestones
Disclosure of detailed information about business combination [line items]
Shares transferred | $		778.588
Percent of second milestone payment		40.00%
Frame Pharmaceuticals
Disclosure of detailed information about business combination [line items]
Total purchase price			€ 32,000
Shares transferred | $			1,783,460